SIGNIFICANT ACCOUNTING POLICIES: - Accounting pronouncements recently adopted (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use	$ 234	$ 1,199	$ 1,809
Lease liabilities		1,116
Lease liabilities short-term	173	391	1,726
Lease liabilities long-term	$ 63	725
As reported based on previous GAAP
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expense			83
Effect of change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use			1,809
Prepaid expense			83
Lease liabilities short-term			$ 1,726
ASU 2016-02 | Effect of change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use		1,199
Lease liabilities		$ 1,116